3. BASIS OF PRESENTATION: a) Statement of Compliance (Policies)	12 Months Ended
Dec. 31, 2020
Policies
a) Statement of Compliance

a)Statement of Compliance

The Company's consolidated financial statements have been prepared in accordance with and using accounting policies in full compliance with International Reporting Standards ("IFRS") and International Accounting Standards ("IAS") as issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee ("IFRIC"), effective for the Company's reporting for the years ended December 31, 2020 and 2019.

These consolidated financial statements were authorized for issue by the Board of Directors on July 22, 2021.